STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 001
Assets
Plan interest in Master Trust investments, at fair value	$ 5,622,804	$ 4,796,805
Notes receivable from participants	67,989	59,993
Total assets	5,690,793	4,856,798
Liabilities
Administrative expenses payable	127	64
Net assets available for benefits	5,690,666	4,856,734
EBP 002
Assets
Plan interest in Master Trust investments, at fair value	5,573,050	4,842,786
Notes receivable from participants	136,464	125,455
Total assets	5,709,514	4,968,241
Liabilities
Administrative expenses payable	260	142
Net assets available for benefits	$ 5,709,254	$ 4,968,099